Transactions and Balances with Related Parties (Schedule of Compensation to Individuals not Employed by Company) (Details) - Key Management Non Personnel Of Entity Or Parent Member € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Number Of People For Compensation Not Employed	4	4	3
Number of people for share-based payments	4	4	3
Total compensation to directors not employed by the company	€ 90	€ 72	€ 63
Share-based payments	€ 36	€ 10	€ 34